Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant accounting policies
Schedule of services from which the Bank generates income
The following table describes the services, other than financial intermediation, from which the Bank generates its income:

Type of services	Nature of performance obligations
Letters of credit
Issuance	Guarantee to honor the stipulated amount agreed to in the terms and conditions entered with the customer, upon presentation of required documentation.

Negotiation	Review of the shipping documents, by the beneficiary, upon presentation and acceptance of payment on demand or on the day the reimbursement is made by the designated bank.

Acceptance	Commitment issued to the beneficiary to pay to a supplier at a future date, once all the shipping documents have been reviewed as to compliance with the terms and conditions of the letter of credit.

Confirmation	Commitment issued to the issuing bank and the beneficiary to honor or negotiate shipping documents.

Amendment	A request to amend the original letter of credit on behalf of the beneficiary modifying the original terms and conditions.

Syndications
Structuring
Advise the borrower on structuring the terms and conditions of a credit facility and coordinating among the lenders’ and the borrowers’ legal counsel all legal aspects relating to the credit facility, among others.

Correspondent Banking
Fund Transfer	Allocated for financial intermediation activities inherent to the correspondent banking business.

Other	Compliance investigations, refunds, inactivity, issuance of account statements, among others.

Other services
Other	Assignment of rights, transferability, reimbursements, payments, discrepancies, courier charges and transfers.
Commitments
Firm commitments to provide future credit operations which may be subject to compliance and acceptance of certain previously agreed terms and conditions and the signing of the contract between the parties.

Schedule of bank's internal credit risk grades to external ratings
The table below provides a mapping of the Bank’s internal credit risk grades to external ratings.

Internal rating	12 - Month average PD (1) %	External rating (2)	Description
1 - 4	0.09	Aaa – Ba1	Exposure in customers or countries with payment ability to satisfy their financial commitments.
5 - 6	2.26	Ba2 – B3	Exposure in customers or countries with payment ability to satisfy their financial commitments, but with more frequent reviews.
7	7.81	Caa1 - Caa3	Exposure in customers whose primary source of payment (operating cash flows) is inadequate, and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, or in countries where the operation carries certain risks.
8 - 9	34.52	Ca	Exposure in customers whose operating cash flows continuously show insufficiency to service the debt on the originally agreed terms, or in countries where the operation is limited or restricted to certain terms, structure and types of credits.
10	100	C	Exposure to customers with operating cash flows that do not cover their costs, are in suspension of payments, presumably will also have difficulties fulfilling possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.
(1)Probability of default
(2)Credit rating by Moody’s Investors Service.

Schedule of assets and equipment to their residual values over their estimated useful lives

Useful life in years
Furniture and equipment	3 to 5 years
Hardware	3 years
Other equipment	2 to 4 years
Right-of-use assets and leasehold improvements	3 to 15 years or up to the lease term